Document And Entity Information	12 Months Ended
Dec. 31, 2021
Document Information Line Items
Entity Registrant Name	Helix Acquisition Corp
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This registration statement registers the resale of up to 11,500,000 Class A Ordinary Shares (the “PIPE Shares”), par value $0.0001 per share, of Helix Acquisition Corp., a Cayman Islands exempted company (“Helix”), by the selling shareholders named in this prospectus (or their permitted transferees) (the “Selling Shareholders”). The Selling Shareholders are expected to be issued the PIPE Shares in private placements immediately prior to or substantially concurrently with the consummation of the proposed business combination (the “Business Combination”) by and among Helix, MoonLake Immunotherapeutics AG, a Swiss stock corporation (“MoonLake”), the existing securityholders of MoonLake (collectively, the “ML Parties”), Helix Holdings LLC, a Cayman Islands limited liability company and the sponsor of Helix, and the representative of the ML Parties.The PIPE Shares will not be issued and outstanding at the time of the extraordinary general meeting of Helix’s shareholders relating to the Business Combination and, accordingly, will not be entitled to vote at the extraordinary general meeting and will not have redemption rights in connection therewith. Further, the holders of the PIPE Shares will not receive any proceeds from the trust account established in connection with Helix’s initial public offering in the event Helix does not consummate an initial business combination by the October 22, 2022 deadline set forth in its amended and restated memorandum and articles of association. In the event the Business Combination is not approved by Helix shareholders or the other conditions precedent to the consummation of the Business Combination are not met or waived, the PIPE Shares will not be issued and Helix will seek to withdraw this registration statement prior to its effectiveness.
Entity Central Index Key	0001821586
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9